UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.7%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$3,800	$4,007,366
Birmingham Airport Authority, RB (AGM), 5.50%, 7/01/40	5,800	6,095,162
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,629,101
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,404,556
		14,136,185
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,130,680
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,608,315
5.25%, 10/01/28	250	270,480
		1,878,795
California — 22.8%
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	651,856
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,545,109
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.59%, 8/01/13 (b)	7,450	6,910,024
5.40%, 8/01/36 (c)	4,200	922,404
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (a):
6.63%, 6/01/13	6,500	7,088,705
6.75%, 6/01/13	14,500	15,840,380
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	16,745	17,181,207

Municipal Bonds	Par (000)	Value
California (concluded)
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
5.15%, 8/01/31	$13,575	$4,180,964
5.16%, 8/01/32	14,150	3,991,857
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,627,500
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.84%, 7/01/38 (c)	2,000	394,500
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.50%, 1/15/31 (c)	53,000	10,985,840
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,448,888
		85,769,234
Colorado — 0.3%
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	960	1,017,408
Connecticut — 0.2%
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare, Series A, 5.00%, 7/01/32	735	739,976
District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	9,500	9,346,290
Florida — 16.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	2,000	2,061,600
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	6,750	7,200,022
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,800	3,881,472
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (c)	25,520	4,016,848

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB (concluded):
Miami International Airport, Series A, 5.50%, 10/01/41	$5,000	$5,176,450
Series A, 5.50%, 10/01/36	5,000	5,186,350
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	10,479,154
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	1,300	1,335,152
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3, 5.45%, 7/01/33	3,800	3,937,978
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	7,500	7,934,700
Miami-Dade County School Board, COP, RB, Series B (AGC), 5.25%, 5/01/31	1,135	1,190,343
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,090	6,436,399
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	306,009
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,015,810
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,142,680
		62,300,967
Georgia — 2.9%
Burke County Development Authority, RB, Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,296,163
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	7,500	8,645,400
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System Series D (AGM), 5.50%, 7/01/41	900	939,627
		10,881,190
Hawaii — 1.4%
Hawaii State Harbor, RB, Series A, 5.50%, 7/01/35	5,000	5,265,250
Illinois — 4.3%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,590	2,730,585
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,704,350
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	626,856
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, Third Lien, 5.25%, 12/01/36	650	675,636

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	$7,310	$7,397,574
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/27	1,350	1,425,451
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	747,268
		16,307,720
Indiana — 2.1%
Indiana Finance Authority, Refunding RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,100	1,167,617
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	450	461,421
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,163,770
		7,792,808
Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,223,450
Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,602,285
Louisiana — 2.5%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A, 6.00%, 1/01/39	1,550	1,626,214
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	7,797,750
		9,423,964
Michigan — 4.6%
City of Detroit Michigan, RB, System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	3,043,376
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,220,410
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	465	476,797
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	1,100	1,203,664
Michigan State Building Authority, RB, Refunding Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,139,820
Series I-A, 5.38%, 10/15/41	800	851,336
Series II-A, 5.38%, 10/15/36	1,500	1,604,865
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/39	4,700	4,685,947
		17,226,215

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska — 1.2%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	$2,450	$2,644,187
6.05%, 9/01/41	1,690	1,789,575
		4,433,762
Nevada — 1.1%
County of Clark Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,255,677
New Jersey — 1.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
5.25%, 6/15/36 (d)	1,990	2,057,859
Series A, 5.50%, 6/15/41	3,000	3,225,750
		5,283,609
New York — 1.1%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	814,468
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,089,717
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,462,682
		4,366,867
North Carolina — 0.9%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	3,875	3,627,504
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	694,942
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,125	1,129,624
		1,824,566
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor, License Fund, Series A, 6.00%, 12/01/36	625	717,194
Puerto Rico — 2.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	5,300	5,869,326
5.50%, 8/01/42	3,450	3,594,797
		9,464,123

Municipal Bonds	Par (000)	Value
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	$2,625	$2,910,626
South Carolina — 1.5%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	284,994
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,246,250
		5,531,244
Tennessee — 3.6%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (c):
5.88%, 1/01/23	8,910	4,755,534
5.90%, 1/01/24	8,500	4,263,515
5.91%, 1/01/25	6,850	3,231,899
Memphis Center City Revenue Finance Corp., RB, Sub-Pyramid & Pinch District, Series B, 5.25%, 11/01/30	1,240	1,317,785
		13,568,733
Texas — 25.4%
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,431,685
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,851,065
5.13%, 5/15/34	10,000	10,679,500
Comal ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,610,625
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (c)	10,030	4,575,184
County of Harris Texas, GO (NPFGC) (c):
5.57%, 8/15/25	7,485	4,569,817
5.60%, 8/15/28	10,915	5,650,150
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	3,010	3,074,956
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 5.94%, 11/15/38	5,785	782,537
CAB, Junior Lien, Series H, 5.95%, 11/15/39	6,160	773,696
Third Lien, Series A-3, 5.97%, 11/15/38	16,890	2,284,710
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,180,763
North Texas Tollway Authority, Refunding RB:
First Tier, Series A, 6.00%, 1/01/28	625	694,519
System, First Tier, System (NPFGC), 5.75%, 1/01/40	23,050	24,093,934

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	$19,500	$18,531,240
		95,784,381
Washington — 3.4%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/12 (a)	3,655	3,759,277
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,282,104
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	5,000	5,149,200
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,006,030
Providence Health & Services, Series A, 5.25%, 10/01/39	675	692,820
		12,889,431
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,551,705
Froedtert & Community Health, 5.25%, 4/01/39	2,500	2,531,675
		4,083,380
Total Municipal Bonds – 111.1%		418,783,514

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 2.0%
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A, 5.00%, 7/01/37	4,490	4,554,521
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,381,679
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,566,255
		7,502,455
California — 10.7%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,475,470
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,310,960
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,704,225

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	$5,000	$5,212,450
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	486,008
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	5,081,504
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	10,034,300
		40,304,917
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,221,577
Florida — 5.1%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32	3,000	3,094,710
5.00%, 10/01/37	5,000	5,157,850
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,146,175
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (f)	1,800	1,828,188
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	6,000	6,155,220
		19,382,143
Hawaii — 2.7%
Honolulu City & County Board of Water Supply, RB, Series A (FGIC), 5.00%, 7/01/33	10,000	10,206,000
Illinois — 9.8%
City of Chicago Illinois, RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	3,870	3,974,761
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,498,256
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,738,709
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,168,706
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,464,224
		36,844,656
Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	12,987	13,955,915

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	$4,197	$4,633,969
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,255,523
		6,889,492
New York — 4.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,924,986
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,349,153
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,898,475
		17,172,614
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	650,715
South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	651,564
Texas — 3.1%
North East ISD Texas, GO, School Building (PSF-GTD):
5.13%, 6/15/29	9,500	10,197,272
Series A, 5.00%, 8/01/37	1,500	1,584,690
		11,781,962
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,244,150
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	427,424
Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,678,658
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.7%		175,914,242
Total Long-Term Investments (Cost – $581,023,363) – 157.8%		594,697,756

Short-Term Securities	Par (000)	Value
New York — 0.4%
City of New York, New York, GO, VRDN, Sub-Series A-6 (AGM Insurance, Dexia Credit Local SBPA), 0.40%, 12/01/11 (f)	$1,700	$1,700,000
	Shares
Money Market Funds — 0.9%
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	3,294,410	3,294,410
Total Short-Term Securities (Cost – $4,994,410) – 1.3%		4,994,410
Total Investments (Cost $586,017,773*) – 159.1%		599,692,166
Other Assets Less Liabilities – 1.4%		5,276,620
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.1)%		(90,943,590)
AMPS, at Redemption Value – (36.4)%		(137,253,219)
Net Assets Applicable to Common Shares – 100.0%		$376,771,977

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$495,091,565
Gross unrealized appreciation	$28,633,963
Gross unrealized depreciation	(14,927,452)
Net unrealized appreciation	$13,706,511

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$2,057,859	$22,965

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
FFI Institutional Tax-Exempt Fund	5,821,237	(2,526,827)	3,294,410	$237

(h)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$594,697,756	—	$594,697,756
Short-Term Securities	$3,294,410	1,700,000	—	4,994,410
Total	$3,294,410	$596,397,756	—	$599,692,166

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: January 23, 2012